Annual Operating Expenses - VIPBalancedPortfolio-InvestorPRO - VIPBalancedPortfolio-InvestorPRO - VIP Balanced Portfolio - VIP Balanced Portfolio - Investor Class	Apr. 29, 2024
Operating Expenses:
Management fee	0.50%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.51%

[1]	A Adjusted to reflect current fees.
[2]	B The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.